STOCKHOLDERS EQUITY	3 Months Ended	12 Months Ended
	Nov. 30, 2019	Aug. 31, 2019
STOCKHOLDERS EQUITY
NOTE 6 - STOCKHOLDERS' EQUITY

Preferred Stock

On July 16, 2018, the Board of Directors and one (1) stockholder adopted and approved a resolution to affect an amendment to our Articles of Incorporation to authorize the creation of 5,000,000 shares, designated as our Preferred Stock. On July 16, 2018, the Company filed a Certificate of Amendment to its Articles of Incorporation creating 5,000,000 shares of preferred stock.

On July 30, 2018, the Board of Directors of the Company authorized the designation of 9,000,000 shares of Series A Preferred Stock. On July 31, 2018, the Company filed a Certificate of Designation with the Secretary of State of the State of Nevada, creating 9,000,000 shares of Series A Preferred Stock.

On August 1, 2018, the Board of Directors and one (1) stockholder adopted and approved a resolution to affect an amendment to our Articles of Incorporation to authorize the creation of 25,000,000 shares, designated as our Preferred Stock. On August 1, 2018, the Company filed a Certificate of Amendment to its Articles of Incorporation creating 25,000,000 shares of preferred stock.

The preferred stock accrues dividends at a rate of 5% annually, are convertible to common stock at a rate of $0.125 per share at the option of the holder. Further, the preferred stock is redeemable by the Company at a premium during the first 180 days after issuance and another premium after the 180th day from issuance.

During the year ended August 31, 2018, the Company issued a total of 8,480,000 of preferred stock and 8,480,000 of warrants for total cash proceeds of $1,006,000.

There were 8,480,000 preferred shares issued and outstanding as of November 30, 2019 and 2018.

Common Stock

The Company is authorized to issue up to 200,000,000 shares of $0.001 par value common stock.

On January 30, 2019, the Company entered into a consulting agreement whereby it issued a total of 100,000 restricted shares of the Company’s common stock in exchange for advisory services. The shares were issued on April 5, 2019 and valued at $.0321 per share or $3,210.

On February 7, 2019, the Company entered into a consulting agreement whereby it issued a total of 125,000 restricted shares of the Company’s common stock in exchange for business development services. The shares were issued on April 5, 2019 and valued at $.0458 per share or $5,725.

On February 7, 2019, the Company entered into a consulting agreement whereby it issued a total of 75,000 restricted shares of the Company’s common stock in exchange for business development services. The shares were issued on April 5, 2019 and valued at $.0458 per share or $3,435.

On February 14, 2019, the Company converted accrued interest and preferred dividends penalty totaling $15,370 or $.0337 into 467,043 restricted shares of Company’s common stock.

On February 27, 2019, the Company converted accrued interest and preferred dividends penalty totaling $8,884 or $.0294 into 302,586 restricted shares of Company’s common stock.

On March 1, 2019, the Company converted accrued interest and preferred dividends penalty totaling $14,470 or $.0294 into 493,001 restricted shares of Company’s common stock.

On March 11, 2019, the Company converted accrued interest and preferred dividends penalty totaling $19,355 or $.0208 into 930,521 restricted shares of Company’s common stock.

On March 11, 2019, the Company entered into a consulting agreement whereby it issued a total of 150,000 restricted shares of the Company’s common stock in exchange for advisory services. The shares were issued on April 5, 2019 and valued at $.0427 per share or $6,405.

On, November 19, 2019, the Company issued 228,571 restricted shares of the Company’s common stock for the four separate common stock subscriptions granted during the year ended August 31, 2018. The stock subscriptions represented total cash proceeds of $160,000, which funded in the year ended August 31, 2018.

There were 135,509,220 and 135,280,651common shares issued and outstanding as of November 30, 2019 and 2018, respectively.

Preferred Stock

On July 16, 2018, the Board of Directors and one (1) stockholder adopted and approved a resolution to affect an amendment to our Articles of Incorporation to authorize the creation of 5,000,000 shares, designated as our Preferred Stock. On July 16, 2018, the Company filed a Certificate of Amendment to its Articles of Incorporation creating 5,000,000 shares of preferred stock.

On July 30, 2018, the Board of Directors of the Company authorized the designation of 9,000,000 shares of Series A Preferred Stock. On July 31, 2018, the Company filed a Certificate of Designation with the Secretary of State of the State of Nevada, creating 9,000,000 shares of Series A Preferred Stock.

On August 1, 2018, the Board of Directors and one (1) stockholder adopted and approved a resolution to affect an amendment to our Articles of Incorporation to authorize the creation of 25,000,000 shares, designated as our Preferred Stock. On August 1, 2018, the Company filed a Certificate of Amendment to its Articles of Incorporation creating 25,000,000 shares of preferred stock.

The preferred stock accrues dividends at a rate of 5% annually, are convertible to common stock at a rate of $0.125 per share at the option of the holder. Further, the preferred stock is redeemable by the Company at a premium during the first 180 days after issuance and another premium after the 180th day from issuance.

During the year ended August 31, 2018, the Company issued a total of 8,480,000 of preferred stock and 8,480,000 of warrants for total cash proceeds of $1,006,000.

There were 8,480,000 preferred shares issued and outstanding as of August 31, 2019 and 2018.

Common Stock

The Company is authorized to issue up to 200,000,000 shares of $0.001 par value common stock.

During the year ended August 31, 2018, the Company issued a total of 70,000,000 restricted shares of the Company’s common stock to complete its acquisition and reverse merger as discussed in Note 1 – Organization and Description of Business.

On January 30, 2019, the Company entered into a consulting agreement whereby it issued a total of 100,000 restricted shares of the Company’s common stock in exchange for advisory services. The shares were issued on April 5, 2019 and valued at $.0321 per share or $3,210.

On February 7, 2019, the Company entered into a consulting agreement whereby it issued a total of 125,000 restricted shares of the Company’s common stock in exchange for business development services. The shares were issued on April 5, 2019 and valued at $.0458 per share or $5,725.

On February 7, 2019, the Company entered into a consulting agreement whereby it issued a total of 75,000 restricted shares of the Company’s common stock in exchange for business development services. The shares were issued on April 5, 2019 and valued at $.0458 per share or $3,435.

On February 14, 2019, the Company converted accrued interest and preferred dividends penalty totaling $15,370 or $.0337 into 467,043 restricted shares of Company’s common stock.

On February 27, 2019, the Company converted accrued interest and preferred dividends penalty totaling $8,884 or $.0294 into 302,586 restricted shares of Company’s common stock.

On March 1, 2019, the Company converted accrued interest and preferred dividends penalty totaling $14,470 or $.0294 into 493,001 restricted shares of Company’s common stock.

On March 11, 2019, the Company converted accrued interest and preferred dividends penalty totaling $19,355 or $.0208 into 930,521 restricted shares of Company’s common stock.

On March 11, 2019, the Company entered into a consulting agreement whereby it issued a total of 150,000 restricted shares of the Company’s common stock in exchange for advisory services. The shares were issued on April 5, 2019 and valued at $.0427 per share or $6,405.

There were 135,280,651 and 132,637,500 common shares issued and outstanding as of August 31, 2019 and 2018, respectively.

Common Stock Subscribed

During the year ended August 31, 2018, the Company accepted four separate common stock subscriptions representing a total of 228,571 common shares for total cash proceeds of $160,000. As of August 31, 2019, the shares have not been issued to the investor.